Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com

FREDERICK H. SHERLEY frederick.sherley@dechert.com +1 704 339 3151 Direct +1 704 339 3101 Fax

December 30, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	HSBC Advisor Funds Trust (“Registrant”)
File Nos. 333-02205 and 811-07583
Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 24 to the Registration Statement under the Investment Company Act of 1940, as amended. Post-Effective Amendment No. 22 is being filed to (i) implement the Registrant’s compliance with the disclosure requirements adopted by the Securities and Exchange Commission in Investment Company Act Release No. 28584 (Jan. 13, 2009), and (ii) introduce certain changes to the Registration Statement with respect to the Registrant’s series.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 704.339.3151.

Very truly yours,

/s/ Frederick H. Sherley

Frederick H. Sherley

15460878.2. BUSINESS

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